Exhibit 99.9 Schedule 3

Dummy ID	Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Loan Attributes	Exception Status	Initial Exception Grade	Opus Max Initial Grade	Final Exception Grade	Opus Max Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
119375	xx	284_26_1121	1121	Credit		FEMA: Property is in recent hazard area	User manually cleared exception		(2022-05-05) FEMA was PA Only. IA not available. Rescind. (2022-01-28) FEMA was PA Only. IA not available. Condition acknowledged.	Coborrower has 30.00 years in field.; UW Guides require 5.00 months reserves, loan qualified with 21.31 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 41.76%. ; FICO is higher than guidelines. FICO is: 723 and the guideline is:720.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Yes
119375	xx	284_26_11895	11895	Compliance		Missing Initial Broker Application Date - unable to complete Compliance review	Missing Initial Broker Application Date - unable to complete Compliance review		(2022-01-04) Invalid - rescind	Coborrower has 30.00 years in field.; UW Guides require 5.00 months reserves, loan qualified with 21.31 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 41.76%. ; FICO is higher than guidelines. FICO is: 723 and the guideline is:720.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Yes
119375	xx	284_26_11907	11907	Compliance		Missing Initial Lender of Record Application Date - unable to complete Compliance review	Missing Initial Lender of Record Application Date - unable to complete Compliance review		(2022-01-04) Invalid - rescind	Coborrower has 30.00 years in field.; UW Guides require 5.00 months reserves, loan qualified with 21.31 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 41.76%. ; FICO is higher than guidelines. FICO is: 723 and the guideline is:720.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Yes
119375	xx	284_26_9661	9661	Compliance		RESPA: Toolkit Not Provided Timely	Evidence of timely Toolkit has been provided		(2022-01-04) Invalid - rescind	Coborrower has 30.00 years in field.; UW Guides require 5.00 months reserves, loan qualified with 21.31 months reserves.; UW guides maximum DTI of 50.00%, loan qualified with DTI of 41.76%. ; FICO is higher than guidelines. FICO is: 723 and the guideline is:720.	Rescind	1	1	1	1	A	A	A	A	A	A	A	A	A	A	Yes
119385	xx	327_175_-96658	-96658	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of June 1, 2013, and either:The loan is secured by a first lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by Freddie Mac and the APR exceeds the Average Prime Offer Rate (3.760%) by 1.5% or more; orThe loan is secured by a first lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX XXX and the APR exceeds the Average Prime Offer Rate (3.760%) by 2.5% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (3.760%) by 3.5% or more.

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The exception status is currently Acknowledged by Client.
For Informational Purposes Only
									(2022-04-05) For Informational Purposes Only. This finding is non-material and will be rated a B for all agencies.		Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
119385	xx	327_175_17454	17454	Compliance		RESPA: AfBA Disclosure from Broker is Missing or Incomplete	RESPA: AfBA Disclosure from Broker is Missing .. The exception status is currently Acknowledged by Client. This breach finding is non-material and will be rated a B grade.		(2022-04-04) This breach finding is non-material and will be rated a B grade.		Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes
119385	xx	327_175_1392	1392	Compliance		RESPA: AfBA Disclosure is Missing or Incomplete	RESPA: AfBA Disclosure is Missing .. The exception status is currently Acknowledged by Client. This breach finding is non-material and will be rated a B grade.		(2022-04-04) This breach finding is non-material and will be rated a B grade.		Acknowledged by Client	2	2	2	2	B	B	B	B	B	B	B	B	B	B	Yes